Invesco Russell Top 200 Pure Value ETF
Invesco S&P 500 Value with Momentum ETF (formerly, Invesco Russell Top 200 Pure Value ETF) Summary Information
Investment Objective
The Invesco S&P 500 Value with Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500 High Momentum Value Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Russell Top 200 Pure Value ETF Invesco Russell Top 200 Pure Value ETF
Management Fees	0.29%
Other Expenses	0.11%	[1]
Total Annual Fund Operating Expenses	0.40%
Fee Waivers and Expense Assumption	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.39%
[1]	“Other Expenses” have been restated to reflect current expenses.
[2]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2021, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first two years and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Russell Top 200 Pure Value ETF | Invesco Russell Top 200 Pure Value ETF | USD ($)	40	126	222	503

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to track the performance of approximately 100 stocks in the S&P 500® that have the highest “value” and “momentum” scores. In general, a value stock tends to trade at a lower price relative to its company’s fundamentals and thus may be considered undervalued by investors and momentum is the tendency of an investment to exhibit persistence in its relative performance. A “momentum style” of investing emphasizes investing in securities that have had better recent performance compared to other securities.

In selecting constituent securities for the Underlying Index, the Index Provider first calculates the value score of each stock in the S&P 500® by evaluating each stock’s: (i) book value-to-price ratio, calculated using the company’s latest book value per share divided by its price; (ii) earnings-to-price ratio, calculated using the company’s trailing 12-month earnings per share divided by its price; and (iii) sales-to-price ratio, calculated using the company’s trailing 12-month sales per share divided by its price.

After ranking the constituent securities by value score, the Index Provider selects the 200 highest-ranking securities and calculates a momentum score for each security. A security’s momentum score is based on upward price movements of the security as compared to other eligible securities within the remaining constituent universe. After ranking the remaining constituent universe by momentum score, the 100 highest-ranking securities are included in the Underlying Index and weighted by value score.

As of April 30, 2019, the Underlying Index was comprised of 100 constituents that ranged in market capitalization from $533.4 billion to $4.8 billion.

The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2019, the Fund had significant exposure to the financials sector. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction of the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Financials Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Momentum Investing Risk. The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Value Risk. Value securities are subject to the risk that valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.
Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the three months ended March 31, 2019 was 13.25%.

Best Quarter	Worst Quarter
12.83% (1st Quarter 2013)	(11.52)% (4th Quarter 2018)

Average Annual Total Returns for the Periods Ended December 31, 2018
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns - Invesco Russell Top 200 Pure Value ETF		1 Year	5 Years	Since Inception	Inception Date
Invesco Russell Top 200 Pure Value ETF		(8.59%)	6.21%	10.17%	Jun. 16, 2011
Invesco Russell Top 200 Pure Value ETF | Return After Taxes on Distributions		(9.21%)	5.60%	9.55%	Jun. 16, 2011
Invesco Russell Top 200 Pure Value ETF | Return After Taxes on Distributions and Sale of Fund Shares		(4.59%)	4.82%	8.17%	Jun. 16, 2011
S&P 500 High Momentum Value Index (reflects no deduction for fees, expenses or taxes)	[1]	(12.05%)
Russell Top 200® Pure Value Index (reflects no deduction for fees, expenses or taxes)	[2]	(8.26%)
Blended-Russell Top 200® Pure Value Index (reflects no deduction for fees, expenses or taxes)	[3]	(8.26%)	6.62%	10.59%	Jun. 16, 2011
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		(8.27%)	5.95%	9.94%	Jun. 16, 2011
[1]	Effective after the close of business on June 21, 2019, the Fund changed its underlying index from the Russell Top 200® Pure Value Index to the S&P 500 High Momentum Value Index. Prior to the commencement date of March 6, 2017, performance for the Underlying Index is not available.
[2]	Effective after the close of business on May 22, 2015, the Fund changed its underlying index from the RAFI® Fundamental Large Value Index to the Russell Top 200® Pure Value Index. Prior to the commencement date of March 16, 2015, performance for the Russell Top 200® Pure Value Index is not available.
[3]	The “Blended-Russell Top 200® Pure Value Index” reflects the performance of the RAFI® Fundamental Large Value Index from June 16, 2011 through May 22, 2015, and the Russell Top 200® Pure Value Index thereafter.